Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2020 $m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
	Balance at 1	income	income and	currency	Balance at 31
	Jan	statement	equity	movements	Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	—	—
Balances relating to investment and insurance contracts	32	55	—	—	87
Short-term temporary differences	3,889	765	—	8	4,662
Unused tax losses	154	(50)	—	5	109
Total	4,075	770	—	13	4,858

Deferred tax liabilities
Unrealised losses or gains on investments	(877)	(78)	(102)	(6)	(1,063)
Balances relating to investment and insurance contracts	(1,507)	(235)	—	(23)	(1,765)
Short-term temporary differences	(2,853)	(377)	—	(17)	(3,247)
Total	(5,237)	(690)	(102)	(46)	(6,075)

	2019 $m
				Movement	Other
				through	movements
		Demerger		other	including
		of UK and	Movement in	comprehensive	foreign
	Balance	Europe	income	income	currency	Balance
	at 1 Jan	operations	statement	and equity	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	144	—	(16)	—	(128)	—
Balances relating to investment and insurance contracts	1	—	60	—	(29)	32
Short-term temporary differences	2,998	(160)	1,066	(15)	—	3,889
Unused tax losses	162	—	8	—	(16)	154
Total	3,305	(160)	1,118	(15)	(173)	4,075
Deferred tax liabilities
Unrealised losses or gains on investments	(1,104)	1,053	(231)	(713)	118	(877)
Balances relating to investment and insurance contracts	(1,276)	—	(246)	—	15	(1,507)
Short-term temporary differences	(2,742)	298	(414)	19	(14)	(2,853)
Total	(5,122)	1,351	(891)	(694)	119	(5,237)

	2020 $m
			Movement	Other
			through	movements
			other	including
		Movement in	comprehensive	foreign
	Balance at 1	income	income and	currency	Balance at 31
	Jan	statement	equity	movements	Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	—	—
Balances relating to investment and insurance contracts	32	55	—	—	87
Short-term temporary differences	3,889	765	—	8	4,662
Unused tax losses	154	(50)	—	5	109
Total	4,075	770	—	13	4,858

Deferred tax liabilities
Unrealised losses or gains on investments	(877)	(78)	(102)	(6)	(1,063)
Balances relating to investment and insurance contracts	(1,507)	(235)	—	(23)	(1,765)
Short-term temporary differences	(2,853)	(377)	—	(17)	(3,247)
Total	(5,237)	(690)	(102)	(46)	(6,075)

	Deferred tax assets		Deferred tax liabilities
	31 Dec 2020 $m	31 Dec 2019 $m	31 Dec 2020 $m	31 Dec 2019 $m
Asia operations	316	270	(2,552)	(2,146)
US operations	4,542	3,804	(3,523)	(3,091)
Other operations	—	1	—	—
Total Group	4,858	4,075	(6,075)	(5,237)

Schedule of tax benefits not recognised

	31 Dec 2020 $m		31 Dec 2019 $m
	Tax benefits	Losses	Tax benefits	Losses
Trading losses	191	991	36	175
Capital losses	2	7	1	5